LEASES	12 Months Ended
Mar. 31, 2022
Disclosure of leases [text block] [Abstract]
LEASES

10. LEASES

The following table summarizes changes in the Company’s lease receivable and lease obligation related to the Company’s office lease and sublease.

	Lease Receivable	Lease Obligation
Balance, April 1, 2020	$534	$2,069
Interest accrual	24	95
Interest received or paid	(24)	(95)
Principal repayment	(196)	(563)
Foreign exchange impact	58	235
Balance, March 31, 2021	$396	$1,741
Addition	-	149
Interest accrual	15	72
Interest received or paid	(15)	(72)
Principal repayment	(217)	(637)
Foreign exchange impact	3	10
Balance, March 31, 2022	$182	$1,263
Less: current portion	(182)	(649)
Non-current portion	$-	$614

The following table presents a reconciliation of the Company’s undiscounted cash flows to their present value for its lease receivable and lease obligation as at March 31, 2022:

	Lease Receivable	Lease Obligation
Within 1 year	$186	$677
Between 2 to 5 years	-	666
Total undiscounted amount	186	1,343
Less future interest	(4)	(80)
Total discounted amount	$182	$1,263
Less: current portion	(182)	(649)
Non-current portion	$-	$614

The lease receivable and lease obligation were discounted using an estimated incremental borrowing rate of 5%.